Fees Summary	Nov. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 134,103,428.00
Previously Paid Amount	0.00
Total Fee Amount	11,667.00
Total Offset Amount	0.00
Net Fee	$ 11,667.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A